Financial instruments - additional disclosures - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 768	$ 652
Financial assets at fair value	4,813	4,674
Financial liabilities at fair value	(6,341)	(6,009)
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	534	463
Current financial assets at fair value	568	445
Non-current financial liabilities	(160)	(96)
Current financial liabilities	(15)	(4)
Financial liabilities at fair value	(175)	(100)
Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial liabilities	(160)	(96)
Recurring fair value measurement | Current Contingent Consideration Liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	(9)	0
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	(6)	(4)
Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	334	261
Current financial assets at fair value	562	432
Non-current financial liabilities	0	0
Current financial liabilities	0	0
Financial liabilities at fair value	0	0
Level 1 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial liabilities	0	0
Level 1 | Recurring fair value measurement | Current Contingent Consideration Liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	0	0
Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Current financial assets at fair value	5	12
Non-current financial liabilities	0	0
Current financial liabilities	(6)	(4)
Financial liabilities at fair value	(6)	(4)
Level 2 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial liabilities	0	0
Level 2 | Recurring fair value measurement | Current Contingent Consideration Liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	0	0
Level 2 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	(6)	(4)
Level 3 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(169)	(96)	$ (90)
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	200	202
Current financial assets at fair value	1	1
Non-current financial liabilities	(160)	(96)
Current financial liabilities	(9)	0
Financial liabilities at fair value	(169)	(96)
Level 3 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial liabilities	(160)	(96)
Level 3 | Recurring fair value measurement | Current Contingent Consideration Liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	(9)	0
Level 3 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial liabilities	0	0
Investments, derivative financial instruments and deferred compensation assets | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	1,102	908
Investments, derivative financial instruments and deferred compensation assets | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	896	693
Investments, derivative financial instruments and deferred compensation assets | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	5	12
Investments, derivative financial instruments and deferred compensation assets | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	201	203
Deferred compensation assets | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	202	180
Deferred compensation assets | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	202	180
Deferred compensation assets | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Deferred compensation assets | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Money market funds | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	562	432
Money market funds | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	562	432
Money market funds | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Money market funds | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	5	12
Derivative financial instruments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	5	12
Derivative financial instruments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	328	282
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	328	282
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	328	282
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	132	81
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	196	201
Measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	212	194
Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	4	1
Measured at FVPL | Long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	4	1
Measured at FVPL | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Measured at FVPL | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Measured at FVPL | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	4	1
Measured at FVPL | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	202	180
Measured at FVPL | Current portion of long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	1	1
Measured at FVPL | Current portion of long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	1	1
Measured at FVPL | Current portion of long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	1	1
Measured at FVPL | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	$ 5	$ 12